UNPAID CLAIM AND CLAIM EXPENSES - Net Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liability for Claims and Claims Adjustment Expense [Line Items]
Undiscounted LTD Incurred Claims, net of reinsurance	$ 184	$ 150
Subtract Cumulative LTD Paid Claims, net of reinsurance	(165)	(120)
Liability for unpaid claim and claim expense, net of reinsurance	74	55	$ 25
Reinsurance Recoverable on unpaid claims	36	23	15
Total liability for unpaid claim and claim expense	110	78	$ 40
Long-Term Disability
Liability for Claims and Claims Adjustment Expense [Line Items]
Undiscounted LTD Incurred Claims, net of reinsurance	57	35
Subtract Cumulative LTD Paid Claims, net of reinsurance	(21)	(12)
Subtract Impact of LTD Discounting, net of reinsurance	(4)	(3)
Liability for unpaid claim and claim expense, net of reinsurance	32	20
Reinsurance Recoverable on unpaid claims	33	21
Other short-duration contracts
Liability for Claims and Claims Adjustment Expense [Line Items]
Liability for unpaid claim and claim expense, net of reinsurance	42	35
Reinsurance Recoverable on unpaid claims	$ 3	$ 2